Supplemental Data - Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Data - Statements of Cash Flows
Cash paid for interest	$ 329,923	$ 382,391	$ 765,510	$ 793,506	$ 878,772
Cash received for interest	1,962	8,528	30,041	6,043	9,855
Cash paid for income taxes	3,205	8,845	19,485	18,683	29,961
Cash paid for income taxes to DISH Network	$ 176,964	152,526	245,028	302,329	408,265
Capitalized interest		$ 440	440	$ 1,071	$ 481
Satellite and Tracking Stock Transaction with EchoStar:
Satellite and Spectrum Transaction, deferred taxes			$ 29,075